Significant Accounting Policies and Recent Accounting Pronouncements - European Union's Emissions Trading System (Details) $ in Thousands		12 Months Ended
	Jan. 01, 2024 item	Dec. 31, 2026	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Significant Accounting Policies and Recent Accounting Pronouncements
Number of gross tons CO2 emissions | item	5,000
Emissions from voyages	50.00%
Emissions from voyages between two ports	100.00%
Value of EUAs to be surrendered by the Partnerships			$ 3,846	$ 3,071
Emission allowances current			3,846
Emission allowance obligation current			$ 3,846
2024 emissions
Significant Accounting Policies and Recent Accounting Pronouncements
Emissions to be submitted under EUA		40.00%
2025 emissions
Significant Accounting Policies and Recent Accounting Pronouncements
Emissions to be submitted under EUA		70.00%
Emissions for the 2026 and subsequent years
Significant Accounting Policies and Recent Accounting Pronouncements
Emissions to be submitted under EUA		100.00%